DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2025
DEPOSITS
Schedule of contractual maturities of time deposits

The contractual maturities of time deposits for the periods subsequent to December 31, 2025 are as follows (in thousands):

Years ending December 31,
2026	$144,228
2027	2,559
2028	207
2029	203
2030 and thereafter	5
$147,202